RELATED-PARTY TRANSACTIONS (Details) - OLD PlayStudios, Inc. - Marketing Agreement - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangibles, net
Related Party Transaction [Line Items]
Due from related parties	$ 1,000	$ 1,000	$ 1,000
Accrued liabilities
Related Party Transaction [Line Items]
Due from related parties	$ 20,000	$ 20,000